Share Capital - Additional Information (Detail) $ / shares in Units, $ in Millions		12 Months Ended
	Nov. 20, 2020 CAD ($) $ / shares shares	Dec. 31, 2020 CAD ($) series $ / shares shares	Dec. 31, 2019 series shares	Dec. 31, 2018 shares
Class of Stock [Line Items]
Number of shares issued (in shares)		597,611,787	596,818,436
Number of shares outstanding (in shares)		597,611,787	596,818,436	595,938,975
Number of series of preferred stock | series		2	2
Value of shares redeemed | $		$ 418
Preferred Shares [Member]
Class of Stock [Line Items]
Preferred shares issued (in shares)		0	16,720,000
Preferred shares outstanding (in shares)		0	16,720,000
Number of shares redeemed (in shares)	16,720,000
Redemption price (in cad per share) | $ / shares	$ 25.00
Preferred stock redeemed and accrued dividends | $	$ 423
Value of shares redeemed | $	418
Accrued dividends | $	$ 5
Cumulative preferred dividend rate (in cad per dollar) | $ / shares		$ 1.0625
Series 2 preferred shares [Member]
Class of Stock [Line Items]
Preferred shares issued (in shares)		0	0
Preferred shares outstanding (in shares)		0	0